Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation and description of business

(a) Basis of presentation and description of business: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Tsakos Energy Navigation Limited (the “Holding Company”), and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). All intercompany balances and transactions have been eliminated upon consolidation.

The Company owns and operates a fleet of crude oil and product carriers including three vessels chartered-in and two liquified natural gas (“LNG”) carriers providing worldwide marine transportation services under long, medium or short-term charters.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and expenses, reported in the consolidated financial statements and the accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Other Comprehensive Income

(c) Other Comprehensive Income: The consolidated statement of other comprehensive income, presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive (loss) income on the face of the statement in which the components of other comprehensive income are presented or in the notes to the consolidated financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate and consecutive statements.

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets in which the U.S. Dollar is utilized to transact most business. The accounting books of the Company are also maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected within Vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Cash, Cash Equivalents and Restricted Cash

(e) Cash, Cash Equivalents and Restricted Cash: The Company classifies highly liquid investments such as time deposits and certificates of deposit and their equivalents with original maturities of three months or less as cash and cash equivalents. Cash deposits with certain banks that may only be used for special purposes (including loan repayments) are classified as Restricted cash. Interest earned on cash and cash equivalents and cash deposits is presented as interest income in the accompanying consolidated statements of comprehensive income.

Trade Accounts Receivable, Net and Credit Losses Accounting

(f) Trade Accounts Receivable, Net and Credit Losses Accounting: Trade accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage and revenue earned but not yet billed, net of any allowance for receivables deemed uncollectible. Trade accounts receivable are recorded when the right to consideration becomes unconditional. The Company’s management at each balance sheet date reviews all outstanding invoices and provides allowance for receivables deemed uncollectible primarily based on the aging of such balances and any amounts in dispute. During 2025, 2024 and 2023, the Company had no material write offs of trade accounts receivable, deemed uncollectible.

As of January 1, 2020, the Company adopted ASC 326 which requires entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade accounts receivable. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as allowance for credit losses in the consolidated statements of comprehensive income.

The Company assessed collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considered historical collectability based on past due status. The Company also considered customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data.

Impairment of accounts receivable arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842, and not in accordance with Topic 326. Impairment of accounts receivable arising from voyage charters, which are accounted in accordance with ASC 606, are within the scope of Subtopic 326 and must therefore, be assessed for expected credit losses. No allowance was warranted for the years ended December 31, 2025, and December 31, 2024.

In addition, no allowance was recorded for cash equivalents as the majority of cash balances as of the balance sheet date were on time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed. No allowance was recorded on insurance claims as of December 31, 2025, and December 31, 2024.

Inventories

(g) Inventories: Inventories consist of bunkers, lubricants, victualling and stores and are stated at the lower of cost or net realizable value. The cost is determined primarily by the first-in, first-out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.

Fixed Assets

(h) Fixed Assets: Fixed assets consist of vessels and vessels under construction. Vessels are stated at cost, less accumulated depreciation. The cost of vessels includes the contract price and pre-delivery costs incurred during the construction and upon delivery of new buildings, including capitalized interest, and expenses incurred upon the acquisition of second-hand vessels. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, they are charged to expense as incurred. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation is provided on the straight-line method based on the estimated remaining economic useful lives of the vessels, less an estimated residual value based on a scrap price.

Impairment of Fixed Assets and Right-of-use assets

(i) Impairment of Fixed Assets and Right-of-use assets: The Company reviews vessels (including vessels under construction) for impairment, whenever events or changes in circumstances (such as market conditions, regulatory and environmental developments, potential sales and other business plans) indicate that the carrying amount of a vessel including any unamortized dry-docking costs (Note 1(j)) may not be recoverable, in accordance with ASC 360 “Property, Plant and Equipment”. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding the use or probability of sale of each vessel, future revenues net of commissions, operating expenses, scheduled dry-dockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. Should the carrying value of the vessel, including any unamortized dry-docking costs, exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount plus any unamortized dry-docking costs over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third-party valuations. In cases where sale and purchase activity in the market does not exist or is limited, the Company uses future discounted net operating cash flows or a combination of future discounted net operating cash flows and third-party valuations to estimate the fair value of an impaired vessel, respectively. The review of the carrying amounts in connection with the estimated recoverable amount for the Company’s vessels, for which impairment indicators were present, indicated no impairment as of December 31, 2025 and December 31,2024, and $26,367 for the year ended December 31, 2023 (Note 4).

In addition, the Company reviews and tests its right-of-use-assets under operating leases for impairment, under ASC 360 “Property, Plant and Equipment”, whenever events or changes in circumstances indicate by comparing their carrying amount plus any unamortized leasehold improvements (Note 1(j)) with the estimated future undiscounted net operating cash flows expected to be generated by the use of the vessel, considering three-year charter rates estimates and the average of those, over the remaining lease term (Note 4). The review of the carrying amount in connection with the estimated recoverable amount for the Company’s right-of-use assets as of December 31, 2025, 2024 and 2023, indicated no impairment charge.

Accounting for Special Survey, Dry-docking Costs and Leasehold improvements

(j) Accounting for Special Survey, Dry-docking Costs and Leasehold improvements: The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are reported in Deferred Charges and leasehold improvements and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due (approximately every five years during the first fifteen years of the vessels’ life and every two and a half years within the remaining useful life of the vessels). Costs relating to routine repairs and maintenance are expensed as incurred. The unamortized portion of special survey and dry-docking costs for a vessel that is sold, is included as part of the carrying amount of the vessel in determining the gain or loss on sale of the vessel.

The Company follows the deferral method of accounting for leasehold improvement costs whereby actual costs incurred are reported in Deferred Charges and leasehold improvements and are amortized on a straight-line basis over the shorter of the useful life of those leasehold improvements and the remaining lease term, unless the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, in which case the lessee shall amortize the leasehold improvements to the end of their useful life.

Loan Costs

(k) Loan Costs: Costs incurred for obtaining new loans or refinancing of existing loans, upon application of certain criteria, are capitalized and amortized over the term of the respective loan, using the effective interest rate method. Expenses for undrawn loan amounts as of the balance sheet date are capitalized and deferred, as applicable. Any unamortized balance of costs relating to loans repaid or refinanced as debt extinguishments is expensed in the period the repayment or extinguishment is made. Deferred financing costs, net of accumulated amortization, are presented as a reduction of long-term debt (Note 6).

Accounting for Leases (Company act as lessee)

(l) Accounting for Leases (Company act as lessee): Leases, where the Company is regarded as the lessee, are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. According to the provisions of ASC 842-20-30-1, at the commencement date, a lessee shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use assets, which shall consist of all of the following: i) The amount of the initial measurement of the lease liability, ii) Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received and iii) Any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for an operating lease at the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use assets is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. The Company remeasures the lease liability to reflect changes to the lease payments as described in paragraphs 842-10-35-4 through 35-5. The discount rate is also revised at the remeasurement date based on the remaining lease term and lease payments. A lessee shall recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. The Company also reassesses lease term and classification of the lease as this might be deemed necessary upon remeasurement.

After lease commencement, the Company measures the lease liability for finance leases by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made during the period. The right-of-use asset is amortized from the lease commencement date to the remaining useful life of the underlying asset since the Company has either the obligation or is reasonably certain to exercise its option to purchase the underlying asset. For finance leases, interest expense is determined using the effective interest method and is included under interest and finance cost, net in the consolidated statements of comprehensive income. Upon exercise of the option to purchase the underlying asset and settlement of the remaining lease liability, if the right-of-use asset was not previously presented together with vessels, the Company reclassifies the right-of-use asset to Fixed Assets under the consolidated balances sheets and applies Topic 360 to the asset beginning on the date the purchase option was exercised.

Any changes made to leased assets to customize it for a particular use or need of the lessee are capitalized as leasehold improvements. Amounts attributable to leasehold improvements are presented separately from the related right-of-use assets, whereas amortization on the leasehold improvements is recognized on a straight-line basis and is included under depreciation and amortization in the consolidated statements of comprehensive income. (Note 1(j)).

Sale and Leaseback transactions: In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the proceeds from the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

The Company has three sale and leaseback transactions accounted for as operating leases as of December 31, 2025, and 2024, and one accounted for as a financing arrangement as of December 31, 2025, and 2024 (Notes 3 & 6).

Accounting for Revenues and Expenses

(m) Accounting for Revenues and Expenses: Voyage revenues are generated from voyage charter agreements and contracts of affreightment, bareboat charter, time charter agreements (including profit sharing clauses) or pooling arrangements.

Voyage charters and contracts of affreightment

Voyage charters and contracts of affreightment: Voyage charters are contracts made in the spot market for the use of a vessel for a specific voyage in return of payment of an agreed upon freight rate per ton of cargo. Contracts of affreightment are contracts for multiple voyage charter employments. Revenues from voyage charters in the spot market or under contracts of affreightment are recognized ratably from commencement of cargo loading to completion of discharge of the current cargo, in accordance with ASC 606. Voyage charter payments are due upon discharge of the cargo. Revenues from voyage charters and contracts of affreightment amounted to $136,701, $218,588 and $348,860 for the years ended December 31, 2025, 2024 and 2023, respectively. At December 31, 2025 and 2024, receivables from voyage charters and contracts of affreightment amounted to $7,302 and $11,416 respectively, the majority of them collected upon completion of the voyage.

Demurrage revenue, which is included in voyage revenues, represents charterers’ reimbursement for any potential delays exceeding the allowed lay time as per charter party agreement and is recognized as the performance obligation is satisfied.

Time, bareboat charters and pooling arrangements

Time, bareboat charters and pooling arrangements: For time charters and bareboat arrangements, a contract exists, and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are determined in the charter agreement and the relevant voyage expenses (i.e. port dues, canal tolls, pilotages and fuel consumption) burden the charterer. The charterer has the right, upon delivery of the vessel, to control the use of the vessel as it has the right to: (i) decide the (re)delivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding the vessel’s operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel’s charter.

Thus, time and bareboat charter agreements are accounted as operating leases (Company acts as lessor), ratably on a straight line over the duration of the charter agreement and therefore, fall under the scope of ASC 842.

For vessels operating in pooling arrangements, the Company earns a portion of the generated total revenues, net of expenses incurred by the pool. Revenues and voyage expenses are pooled and allocated to each pool’s participants on a time charter equivalent, or TCE basis, in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted as a variable rate operating leases, falling under the scope of ASC 842 and is recognized for the applicable period, when the collectability is reasonably assured, based on the net revenue distributed by the pool.

The charterer may charter the vessel with or without the owner’s crew and other operating services (time charter/pooling arrangements, and bareboat charter, respectively). Thus, the agreed daily rates (hire rates) in the case of time charter agreements and pooling arrangements also include compensation for part of the agreed crew and other operating services provided by the owner (non-lease components). The Company has elected to account for the lease and non-lease components of time charter agreements and pooling arrangements as a combined component in its consolidated financial statements, having taken into account that the non-lease component would be accounted for ratably on a straight-line basis over the duration of the time charter and pooling arrangements in accordance with ASC 606 and that the lease component is considered as the predominant component. In this respect, the Company qualitatively assessed that more value is ascribed to the vessel rather than to the services provided under the time charter agreements and pooling arrangements.

Profit sharing contracts are accounted as variable consideration and included in the transaction price to the extent that variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and when there is no uncertainty associated with the variable consideration. Profit-sharing revenues are calculated at an agreed percentage of the excess of the charter’s average daily income over an agreed amount.

Revenue from time charter hire arrangements with an escalation clause is recognized on a straight-line basis over the charter term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed.

Revenues from time, bareboat and pooling charter arrangements amounted to $661,988, $585,473 and $540,706 for the years ended December 31, 2025, 2024 and 2023, respectively.

Revenues generated from time charter and bareboat charters are usually collected in advance.

In the event of an incident involving one of the Company's vessels and where the loss of hire is insurable, the recovery is recorded when such loss of hire is realized or realizable and all contingencies are resolved. During 2025, 2024 and 2023, the Company incurred insurance recoveries from loss of hire amounting to $3,489, $11,075 and $5,400, respectively, included in voyage revenues of the consolidated statements of comprehensive income.

Voyage related and vessel operating expenses

Voyage related and vessel operating expenses: Voyage expenses primarily consist of port charges, canal dues and bunker (fuel) costs relating to spot charters or contract of affreightment. These voyage expenses are borne by the Company unless the vessel is on time-charter, in which case they are borne by the charterer. Commissions (i.e. brokerage and address) are included in voyage expenses under all types of employment. All voyage expenses are expensed as incurred, apart from bunker expenses which consist of part of the contract fulfillment costs and are recognized as a deferred contract cost and amortized over the voyage period when the relevant criteria under ASC 340-40 are met. Unamortized deferred contract costs are included in the consolidated balance sheet under Capitalized voyage expenses. Costs amortized during the year ended December 31, 2025, to fulfill contracts were $3,905. Commissions are expensed as incurred. Vessel operating costs include crew costs, insurances, repairs and maintenance, spares, stores, lubricants, quality and safety costs and other expenses such as tonnage tax, registration fees and communication costs, as well as foreign currency gains or losses. All vessel operating expenses are expensed as incurred. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation. Upon adoption of ASC 842, the Company made an accounting policy election to not recognize contract fulfillment costs for time charters under ASC 340-40. At December 31, 2025 and 2024, receivables from voyage related and operating reimbursable expenses amounted to $365 and $995, respectively, the majority of them collected upon completion of the voyage.

The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, net of any deductible amounts, at the time the recovery is probable under the related insurance policies and the claim is not subject to litigation. During 2025, 2024 and 2023, the Company incurred insurance recoveries from damages to fixed assets amounting to $3,714, $10,774 and $8,867, respectively, included in operating and voyage expenses of the consolidated statements of comprehensive income.

European Unions Emissions Trading System

European Union’s Emissions Trading System: From January 1, 2024, the European Union expanded the EU Emissions Trading System to cover ships over 5,000 gross tonnage, requiring companies to acquire and surrender EU allowances (“EUAs”) for emissions from voyages to, from, and within the EU. The system covers 100% of intra-EU emissions and 50% of international voyage emissions, with obligations phased in at 40% (2025), 70% (2026), and 100% from 2027 onward. Shipping companies must surrender allowances corresponding to their verified annual emissions by scheduled deadlines (by 30 September each year for emissions of the previous calendar year). The value of the EUAs to be provided to the Company pursuant to the terms of its agreements with the charterers of its vessels is included in voyage revenues in the accompanying consolidated statements of comprehensive income, with a corresponding impact in trade accounts receivable, net, in the accompanying consolidated balance sheets, considering the Company has an unconditional right for reimbursement. The value of the EUA obligations incurred by the Company under the EU ETS are included in voyage expenses, in the accompanying consolidated statements of comprehensive income, with a corresponding impact in accrued liabilities in the accompanying consolidated balances sheets. EUAs held by the Company are intended to be used to settle its EUA obligations and are included in advances and other in the accompanying consolidated balance sheets accounted for as intangible assets at cost. (Note 16).

Unearned revenue

Unearned revenue: Unearned revenue represents cash received prior to the year-end for which a related service has not been provided. It primarily relates to charter hire paid in advance at the amount of $12,450 as at December 31, 2025 ($23,151 as at December 31, 2024), and to revenue resulting from charter agreements with varying rates at the amount of $4,823 as at December 31, 2025 ($14,259 as at December 31, 2024).

Customers concentration

Customers’ concentration: Voyage revenues for 2025, 2024 and 2023 included revenues derived from significant charterers as follows (in percentages of total voyage revenues):

Charterer	2025	2024	2023
A	17%	17%	22%
B	12%	10%	10%
C	12%	9%	9%

Segment Reporting

(n) Segment Reporting: The Company has identified its Chief Operating Officer as the Chief Operations Decision Maker (“CODM”) in accordance with ASC 280 “Segment Reporting”. The CODM manages the business on a consolidated basis and uses the information as reported on the accompanying consolidated statements of comprehensive income to allocate resources, makes operating decisions and assesses performance, without discrete financial information by type of vessel or by type of charter or by type of cargo. Additionally, the vessels serve the same type of customers, have similar operations and maintenance requirements, operate in the same regulatory environment, and are subject to similar economic characteristics. Although operating results may be identified by type of vessel, the CODM reviews operating results primarily by consolidated net income of the fleet as this is reflected in the accompanying consolidated statements of comprehensive income. In addition, the CODM is provided on a regular basis with the consolidated operating expenses, deemed as significant and consolidated voyage revenues, both included in the segment profit, presented under corresponding captions in the consolidated statements of comprehensive income. The Company operates two LNG carriers which meet the quantitative thresholds used to determine reportable segments. The CODM does not review the operating results of these vessels separately or make any decisions about resources to be allocated to these vessels or assess their performance separately; therefore, the LNG carriers do not constitute a separate reportable segment. The Company’s vessels operate on many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management. For the above reasons, the Company has determined that it operates in one reportable segment, the worldwide maritime transportation of liquid energy-related products and the assets of such segment are presented under the caption total assets in the accompanying consolidated balance sheets. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company's consolidated financial statements.

Derivative Financial Instruments

(o) Derivative Financial Instruments: The Company regularly enters into interest rate swap contracts to manage its exposure to fluctuations of interest rates associated with its specific borrowings. Also, the Company enters into bunker swap contracts and put or call options to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. In addition, the Company enters into EUAs swap agreements to manage its exposure to the EUAs obligations, that the Company must surrender latest by September 30, 2026, for the previous calendar year. Interest rate, bunker and EUAs price differentials paid or received under the swap agreements are recognized as part of Interest and finance costs, net. On the inception of a put or call option on bunkers an asset or liability is recognized. The subsequent changes in its fair value and realized payments or receipts upon exercise of the options are recognized in the consolidated statement of comprehensive income as part of the interest and finance costs, net. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates the derivative as an accounting hedge of the variability of cash flow to be paid of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive income until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. In accordance with ASC 815 “Derivatives and Hedging,” the Company may prospectively discontinue the hedge accounting for an existing hedge if the applicable criteria are no longer met, the derivative instrument expires, is sold, terminated or exercised or if the Company removes the designation of the respective cash flow hedge. In those circumstances, the net gain or loss remains in accumulated other comprehensive (loss) income and is reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings, unless the forecasted transaction is no longer probable in which case the net gain or loss is reclassified into earnings immediately.

Fair Value Measurements

(p) Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines fair value and provides guidance as to the measure assets, liabilities and equity instruments classified in stockholders’ equity. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability or the consideration to transfer equity interests issued in an orderly transaction between market participants in the market in which the reporting entity transacts.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements and Disclosures, the Company classifies and discloses its assets, liabilities carried at the fair value in one of the following categories (Note 14): Level 1: Quoted market prices in active markets for identical assets or liabilities or equity instruments; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Going concern

(q) Going concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASC 205-40. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity’s ability to continue as a going concern. Accordingly, the Company continues to adopt the going concern basis in preparing its consolidated financial statements.

Treasury stock

(r) Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the number of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury stock. Treasury stock is essentially the same as unissued capital and reduces ordinary share capital. The cost of the acquired shares should generally be shown as a deduction from stockholders’ equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Gains and losses on sales of treasury stock should be accounted for as adjustments to stockholders’ equity and not as part of income. Depending on whether the shares are acquired for reissuance or retirement, treasury stock is accounted for under the cost method or the constructive retirement method. The cost method is also used, when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company has elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Earnings Per Share Attributable to Common Stockholders

(s) Earnings Per Share Attributable to Common Stockholders: The Company computes earnings per share using the two-class method required for participating securities. The two-class method requires income available to common stockholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Investments in Debt Securities

(t) Investments in Debt Securities: The Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Interest income for all categories of investments in securities are included in the accompanying consolidated statements of comprehensive income. In addition, the Company holds an investment of $15,425 as of December 31, 2025, classified as available for sale, with realized gains applicable amounting to $69, included in the accompanying consolidated statements of comprehensive income. No unrealized gains and losses were recorded during 2025 for the Company’s investments in debt securities classified as available-for-sale. The debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost (Note 9). Time deposits with original maturities exceeding three months are recognized at amortized cost and presented separately in the accompanying consolidated balance sheets. As of December 31, 2025, the Company holds one time deposit of $5,000.

Preferred Shares

(u) Preferred Shares: The Company follows the provision of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine the classification of preferred shares as permanent equity, temporary equity or liability. A share that must be redeemed upon or after an event that is not certain of occurrence is not required to be accounted for as a liability pursuant to ASC 480, once the event becomes certain to occur, that instrument should be reclassified to a liability. If preferred shares become mandatorily redeemable pursuant to ASC 480, the Company reclassifies at fair value from equity to liability. The difference between the carrying amount and fair value is treated by the Company as deemed dividend and charged to net income available to common stockholders. The guidance in ASC 260-10-S99-2 is also applicable to the reclassification of the instrument. That guidance states that if an equity-classified preferred stock is subsequently reclassified as a liability based on other US GAAP, the equity instrument is considered redeemed through the issuance of a debt instrument. As such, the Company treats the difference between the carrying amount of the preferred share in equity and the fair value of the preferred share as a dividend for earnings per share purposes.

Liabilities assumed from time charters attached

(v) Liabilities assumed from time charters attached: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was a purchase of an asset or a business based on the facts and circumstances of the transaction, following ASC 805 “Business Combinations”. For asset acquisitions, when acquiring vessels with attached time charters, the Company recognizes any related asset or liability based on the market value of the assumed charters. It calculates the present value of the difference between the existing charter rate and the market rate for a similar charter, with the same duration, on the acquisition date. This difference is discounted using the Company’s weighted average cost of capital on the acquisition date. The acquisition cost is allocated on a relative fair value basis, to the qualifying assets acquired. Any intangible asset or liability related to the time charter is included in intangible assets and/or liabilities assumed from time charters attached, in the accompanying consolidated balance sheets and is amortized over the remaining term of the charter, in voyage revenues line of the accompanying consolidated statements of comprehensive income.

Stock Based Compensation expense

(w) Stock Based Compensation expense: Stock based compensation expense represents the cost of shares granted to directors and officers of the Company and employees, and persons who provide services to the Company and its subsidiaries and employees of any management company, under the Company’s equity incentive plan, and is included in general and administrative expenses in the accompanying consolidated statements of comprehensive income. The restricted stock issued to employees, directors and officers of any management company, at the grant date, are measured at fair value, equal to the closing stock price on that date and are not remeasured subsequently. The related cost is recognized using the straight-line method over the requisite service period, which is the vesting period during which the employee must provide service to earn the award. For awards that are subject to performance conditions and future service conditions, and if it is probable that the performance conditions for these awards will be satisfied, then, the compensation cost in respect of these awards is recognized over the requisite service period, using the accelerated attribution method, which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award.

Further, the Company accounts for restricted share award forfeitures upon occurrence. This is a change to the Company’s previous policy of estimating expected forfeitures, made during the year ended December 31, 2024, upon grant of awards under the 2024 Plan (Note 8). While the previous accounting policy was acceptable, the change is preferable as it aligns better with the industry’s share-based arrangements. No impact applied due to this change in the Company’s accompanying consolidated financial statements for the comparative years, thus, no retrospective application due to this change was necessary. The cumulative effect of the change in the retained earnings included in the accompanying consolidated balance sheets, was nil. The effect of the change has no material effect on the accompanying consolidated financial statements for the year ended December 31, 2025 and 2024.

New Accounting Pronouncements

New Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments affect entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805, Business Combinations. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient, should apply the amendments prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company evaluated the impact of this ASU on its financial statements and determined that there is no effect on its consolidated financial statements and related disclosures.

In November 2025, the FASB issued ASU 2025-09, “Derivatives and Hedging (Topic 815): Hedge Accounting Improvements”, to clarify and enhance hedge accounting guidance, targeting improved alignment with risk management practices and addressing issues from global reference rate reform. The amendments will be effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements”. The standard is intended to make technical corrections, clarifications, and minor updates across various Topics in GAAP to improve clarity and application without significant changes to current practices. The amendments affect all reporting entities within the scope of the guidance and cover areas such as earnings per share, leases, investments, and income taxes. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within those annual reporting periods. Early adoption is permitted with optional prospective or retrospective application on an-issue-by issue basis. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.